UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549
                              FORM 13F
                        FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2010
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:    Capital Advisors, Inc.
Address: 2200 South Utica Place
         Suite 150
         Tulsa, OK 74114
Form 13F File Number:     28-2644
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all require items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name:     Lori A. Smith
Title:    Chief Financial Officer
Phone:    918-599-0045
Signature, Place, and Date of Signing:
     Lori A. Smith     Tulsa, OK     April 26, 2010
Report Type (Check only one):
[X]     13F HOLDINGS REPORT.
[ ]     13F NOTICE.
[ ]     13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     77
Form 13F Information Table Value Total:     $220,941
                                            (Thousands)
List of Other Included Managers:
NONE

                                                                  FORM 13F INFORMATION TABLE

        (ITEM 1)      (ITEM 2)   (ITEM 3)      (ITEM 4)    (ITEM 5)         (ITEM 6)  (ITEM 7)               (ITEM 8)
                                                                           INVESTMENT                     VOTING AUTHORITY
                                                                           DISCRETION                         (SHARES)
                                                                        -----------------  ---------------------------------------
          NAME          TITLE                     FAIR     SHARES OR              SHARED
           OF             OF       CUSIP        MARKET     PRINCIPAL   SOLE SHARED OTHER          SOLE        SHARED        NONE
         ISSUER         CLASS      NUMBER        VALUE       AMOUNT     (A)   (B)   (C) MGR        (A)          (B)          (C)
---------------------- ------   ---------- -------------- ------------ ----- ----- ----- -- ------------ ------------ ------------
3DICON CORP            COMMON   88579F102         13,736    2,747,140    X                     2,747,140            0            0
3M CO                  COMMON   88579Y101        367,708        4,400    X                         4,400            0            0
A T & T INC (NEW)      COMMON   00206R102      4,625,438      179,003    X                       179,003            0            0
AAON INC               COMMON   000360206     17,449,294      771,410    X                       771,410            0            0
ABBOTT LABS            COMMON   002824100      4,589,218       87,115    X                        87,115            0            0
ALNYLAM PHARMACEUTICA  COMMON   02043Q107      2,627,122      154,355    X                       154,355            0            0
APACHE CORP            COMMON   037411105        440,003        4,335    X                         4,335            0            0
APPLE COMPUTER INC     COMMON   037833100      7,574,520       32,232    X                        32,232            0            0
APPLIED MATLS INC      COMMON   038222105      6,028,053      447,600    X                       447,600            0            0
B P PLC ADR            COMMON   055622104        431,792        7,566    X                         7,566            0            0
BAXTER INTL INC        COMMON   071813109      4,760,585       81,797    X                        81,797            0            0
BERKSHIRE HATHAWAY IN  COMMON   084670108      1,218,000           10    X                            10            0            0
BONANZA ROYALTIES, LL  COMMON   02636P995            883       15,800    X                        15,800            0            0
BRISTOL MYERS SQUIBB   COMMON   110122108        243,290        9,112    X                         9,112            0            0
BROADCOM CORP          COMMON   111320107      3,060,874       92,195    X                        92,195            0            0
CANADIAN SUPERIOR ENE  COMMON   136644101          6,040       10,000    X                        10,000            0            0
CAPITAL ONE            COMMON   14040H105      4,048,035       97,755    X                        97,755            0            0
CARMAX INC             COMMON   143130102      4,780,462      190,305    X                       190,305            0            0
CHEVRONTEXACO CORP     COMMON   166764100        719,475        9,488    X                         9,488            0            0
CISCO SYS INC          COMMON   17275R102      4,702,606      180,661    X                       180,661            0            0
CITIGROUP INC          COMMON   172967101         48,685       12,021    X                        12,021            0            0
CLOROX CO              COMMON   189054109      4,894,203       76,305    X                        76,305            0            0
CONOCOPHILLIPS         COMMON   20825C104        988,246       19,313    X                        19,313            0            0
CVS CORP               COMMON   126650100        204,736        5,600    X                         5,600            0            0
DEEP ROCK OIL & GAS I  COMMON   243778107             10       50,000    X                        50,000            0            0
DYNEGY INC DEL CL A    COMMON   26817G102         29,459       23,380    X                        23,380            0            0
ENBRIDGE ENERGY PARTN  COMMON   29250R106        308,983        6,110    X                         6,110            0            0
ENTERPRISE PRODS PART  COMMON   293792107        354,376       10,248    X                        10,248            0            0
ENZYME ENVIRONMENTAL   COMMON   294113105            644      715,000    X                       715,000            0            0
EXELON CORP            COMMON   30161N101      5,584,899      127,480    X                       127,480            0            0
EXXON MOBIL CORP       COMMON   30231G102      1,357,925       20,274    X                        20,274            0            0
FIFTH THIRD BANCORP    COMMON   316773100        627,489       46,275    X                        46,275            0            0
GENERAL ELECTRIC       COMMON   369604103      5,820,506      319,808    X                       319,808            0            0
GEOGLOBAL RESOURCES I  COMMON   37249T109         32,735       20,850    X                        20,850            0            0
GOOGLE INC-CL A        COMMON   38259P508      5,890,675       10,387    X                        10,387            0            0
GREEN BRIDGE INDUSTRI  COMMON   392710109            446      247,933    X                       247,933            0            0
HOME DEPOT INC         COMMON   437076102      5,488,825      169,670    X                       169,670            0            0
I B M                  COMMON   459200101      4,479,068       34,925    X                        34,925            0            0
INTEL CORP             COMMON   458140100      6,944,964      311,573    X                       311,573            0            0
JOHNSON & JOHNSON      COMMON   478160104        551,918        8,465    X                         8,465            0            0
KIMBERLY CLARK CORP    COMMON   494368103      4,484,916       71,325    X                        71,325            0            0
KRAFT FOODS INC CL A   COMMON   50075N104      4,130,603      136,594    X                       136,594            0            0
LILLY, ELI AND COMPAN  COMMON   532457108      4,006,838      110,625    X                       110,625            0            0
LOCKHEED MARTIN CORP   COMMON   539830109        299,592        3,600    X                         3,600            0            0
MAGELLAN MIDSTREAM PA  COMMON   559080106        282,328        5,940    X                         5,940            0            0
MARSH & MCLENNAN COS   COMMON   571748102      4,270,203      174,865    X                       174,865            0            0
MCKESSON CORPORATION   COMMON   58155Q103      4,695,365       71,445    X                        71,445            0            0
MICROSOFT              COMMON   594918104      4,133,726      141,143    X                       141,143            0            0
MONSANTO CO NEW        COMMON   61166W101      3,515,292       49,220    X                        49,220            0            0
NEWMONT MINING CORP    COMMON   651639106      3,489,163       68,509    X                        68,509            0            0
NOVARTIS AG SPONSORED  COMMON   66987V109      5,295,633       97,886    X                        97,886            0            0
OCCIDENTAL PETE CORP   COMMON   674599105        444,765        5,261    X                         5,261            0            0
ONEOK PARTNERS L P     COMMON   68268N103        340,049        5,550    X                         5,550            0            0
PARKER DRILLING CO     COMMON   701081101        221,850       45,000    X                        45,000            0            0
PAYCHEX INC            COMMON   704326107      5,293,517      172,315    X                       172,315            0            0
PEPSICO INC            COMMON   713448108        659,615        9,970    X                         9,970            0            0
PERRIGO CO             COMMON   714290103      5,229,897       89,065    X                        89,065            0            0
PETSMART INC           COMMON   716768106      4,820,751      150,837    X                       150,837            0            0
PHILIP MORRIS INTL IN  COMMON   718172109        320,784        6,150    X                         6,150            0            0
PROCTER & GAMBLE COMP  COMMON   742718109      7,223,662      114,172    X                       114,172            0            0
SHARON ENERGY LTD      COMMON   819606104            800       10,000    X                        10,000            0            0
SPECTRA ENERGY CORP    COMMON   847560109      4,991,522      221,550    X                       221,550            0            0
STATE STREET CORP      COMMON   857477103      4,152,203       91,985    X                        91,985            0            0
SUNCOR ENERGY INC      COMMON   867224107      3,634,653      111,698    X                       111,698            0            0
SYBASE INC             COMMON   871130100      3,264,799       70,030    X                        70,030            0            0
SYSCO CORP             COMMON   871829107      4,338,418      147,065    X                       147,065            0            0
TEXAS INSTRS INC       COMMON   882508104        406,545       16,614    X                        16,614            0            0
THERMO FISHER SCIENTI  COMMON   883556102      4,387,832       85,300    X                        85,300            0            0
TOTAL FINA ELF S A AD  COMMON   89151E109      4,410,854       76,023    X                        76,023            0            0
TRONOX INC             COMMON   897051207          8,383       11,643    X                        11,643            0            0
VERIZON COMMUNICATION  COMMON   92343V104        280,576        9,045    X                         9,045            0            0
VODAFONE GROUP INC     COMMON   92857W209      5,108,461      219,153    X                       219,153            0            0
WAL MART STORES INC    COMMON   931142103      5,176,749       93,107    X                        93,107            0            0
WILLIAMS CLAYTON ENER  COMMON   969490101        742,171       21,217    X                        21,217            0            0
WILLIAMS COS INC       COMMON   969457100        302,726       13,105    X                        13,105            0            0
WILLIAMS PARTNERS L P  COMMON   96950F104        455,605       11,325    X                        11,325            0            0
YUM BRANDS INC         COMMON   988498101      4,824,597      125,870    X                       125,870            0            0